Investment Strategy	12 Months Ended
Nov. 29, 2024
Prospectus [Line Items]
Strategy Narrative [Text Block]	Investment Research Corporation (the "Advisor”, “Investment Advisor”, or “IRC”) manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s investment portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued primarily by large companies, and to a lesser extent, small and mid-sized companies. When a company´s fundamentals are strong, we believe earnings growth will follow. The Fund may invest in securities of other investment companies, including exchange-traded funds, to obtain desired exposures.